Annual Total Returns (dei_DocumentInformationDocumentAxis, (Oppenheimer Capital Income Fund), Class A Shares)	0 Months Ended
Dec. 29, 2011
(Oppenheimer Capital Income Fund) | Class A Shares
Bar Chart Table:
Annual Return 2001	(0.19%)
Annual Return 2002	(16.15%)
Annual Return 2003	33.47%
Annual Return 2004	10.28%
Annual Return 2005	2.43%
Annual Return 2006	15.16%
Annual Return 2007	(1.85%)
Annual Return 2008	(37.05%)
Annual Return 2009	18.10%
Annual Return 2010	11.63%